UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2011

Date of reporting period: May 31, 2011

Item 1. Schedule of Investments.

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 95.9%
MONEY MARKET FUNDS - 95.9%
1,975,895	Fidelity Institutional Government Portfolio, 0.01%(a)	$1,975,895
1,975,895	Fidelity Institutional Money Market Portfolio, 0.11%(a)	1,975,895
1,975,895	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	1,975,895
4,945,895	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	4,945,895
1,975,896	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	1,975,896
	TOTAL SHORT TERM INVESTMENTS (Cost $12,849,476)	$12,849,476

	TOTAL INVESTMENTS (Cost $12,849,476) - 95.9%	$12,849,476
	Other Assets in Excess of Liabilities - 4.1%	545,303
	TOTAL NET ASSETS - 100.0%	$13,394,779

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2011.
(b) $2,970,000 of this security is held as collateral for swap contracts.

Direxion Monthly Small Cap Bull 2X Fund
Long Equity Swap Contracts
May 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Appreciation
Credit Suisse Capital, LLC	Russell 2000 Index	31,615	$26,577,684	0.25%	10/1/2012	$281,493

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 116.4%
MONEY MARKET FUNDS - 116.4%
1,838,884	Fidelity Institutional Government Portfolio, 0.01%(a)	$1,838,884
1,838,884	Fidelity Institutional Money Market Portfolio, 0.11%(a)	1,838,884
1,838,884	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	1,838,884
4,088,884	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	4,088,884
1,838,884	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	1,838,884
	TOTAL SHORT TERM INVESTMENTS (Cost $11,444,420)	$11,444,420

	TOTAL INVESTMENTS (Cost $11,444,420) - 116.4%	$11,444,420
	Liabilities in Excess of Other Assets - (16.4%)	(1,614,057)
	TOTAL NET ASSETS - 100.0%	$9,830,363

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2011.
(b) $2,250,000 of this security is held as collateral for swap contracts.

Direxion Monthly Small Cap Bear 2X Fund
Short Equity Swap Contracts
May 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Depreciation
Credit Suisse Capital, LLC	Russell 2000 Index	23,150	$18,851,774	(0.75%)	6/25/2012	$(794,500)

Direxion Monthly 10 Year Note Bull 2X Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 80.2%
MONEY MARKET FUNDS - 80.2%
4,320,053	Fidelity Institutional Government Portfolio, 0.01%(a)	$4,320,053
4,320,053	Fidelity Institutional Money Market Portfolio, 0.11%(a)	4,320,053
4,320,052	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	4,320,052
13,170,052	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	13,170,052
4,320,052	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	4,320,052
	TOTAL SHORT TERM INVESTMENTS (Cost $30,450,262)	$30,450,262

	TOTAL INVESTMENTS (Cost $30,450,262) - 80.2%	$30,450,262
	Other Assets in Excess of Liabilities - 19.8%	7,520,664
	TOTAL NET ASSETS - 100.0%	$37,970,926

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2011.
(b) $8,850,000 this security is held as collateral for swap contracts.

Direxion Monthly 10 Year Note Bull 2X Fund
Long Equity Swap Contracts
May 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Appreciation
Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	70,765	$75,274,929	(0.50%)	2/21/2012	$677,026

Direxion Monthly 10 Year Note Bear 2X Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 115.9%
MONEY MARKET FUNDS - 115.9%
2,993,647	Fidelity Institutional Government Portfolio, 0.01%(a)	$2,993,647
2,993,647	Fidelity Institutional Money Market Portfolio, 0.11%(a)	2,993,647
2,993,647	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	2,993,647
10,588,647	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	10,588,647
2,993,646	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	2,993,646
	TOTAL SHORT TERM INVESTMENTS (Cost $22,563,234)	$22,563,234

	TOTAL INVESTMENTS (Cost $22,563,234) - 115.9%	$22,563,234
	Liabilities in Excess of Other Assets - (15.9%)	(3,090,495)
	TOTAL NET ASSETS - 100.0%	$19,472,739

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2011.
(b) $7,595,000 of this security is held as collateral for swap contracts.

Direxion Monthly 10 Year Note Bear 2X Fund
Short Equity Swap Contracts
May 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Depreciation
Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	36,305	$38,544,574	(0.10%)	6/14/2012	$(431,244)

Dynamic HY Bond Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 79.2%
2,042,993	iShares iBoxx $ High Yield Corporate Bond Fund	$188,772,553
3,988,027	SPDR Barclays Capital High Yield Bond ETF	163,030,544
	TOTAL INVESTMENT COMPANIES (Cost $348,885,213)	$351,803,097

SHORT TERM INVESTMENTS - 21.4%
MONEY MARKET FUNDS - 21.4%
17,508,939	Fidelity Institutional Government Portfolio, 0.01%(a)	$17,508,939
17,508,939	Fidelity Institutional Money Market Portfolio, 0.11%(a)	17,508,939
17,508,938	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	17,508,938
24,957,938	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	24,957,938
17,508,938	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	17,508,938
	TOTAL SHORT TERM INVESTMENTS (Cost $94,993,692)	$94,993,692

	TOTAL INVESTMENTS (Cost $443,878,905) - 100.6%	$446,796,789
	Liabilities in Excess of Other Assets - (0.6%)	(2,577,272)
	TOTAL NET ASSETS - 100.0%	$444,219,517

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2011.
(b) $7,449,000 of this security is held as collateral for swap contracts.

Dynamic HY Bond Fund
Long Equity Swap Contracts
May 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid)/Received	Date	Appreciation
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	460,170	$43,187,984	(0.40%)	4/13/2012	$1,379,632
Credit Suisse Capital, LLC	SPDR Barclays Capital High Yield Bond ETF	635,000	25,675,454	(0.40%)	4/13/2012	428,485
			$68,863,438			$1,808,117

HY Bear Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 100.8%
MONEY MARKET FUNDS - 100.8%
2,339,914	Fidelity Institutional Government Portfolio, 0.01%(a)	$2,339,914
2,339,914	Fidelity Institutional Money Market Portfolio, 0.11%(a)	2,339,914
2,339,913	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	2,339,913
4,929,913	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	4,929,913
2,339,913	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	2,339,913
	TOTAL SHORT TERM INVESTMENTS (Cost $14,289,567)	$14,289,567

	TOTAL INVESTMENTS (Cost $14,289,567) - 100.8%	$14,289,567
	Liabilities in Excess of Other Assets - (0.8%)	(108,004)
	TOTAL NET ASSETS - 100.0%	$14,181,563

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2011.
(b) $2,590,000 of this security is held as collateral for swap contracts.

HY Bear Fund
Short Equity Swap Contracts
May 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid)/Received	Date	Depreciation
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	14,690	$1,408,652	0.60%	4/13/2012	$(10,423)
Credit Suisse Capital, LLC	iShares iBoxx $ High Yield Corporate Bond Fund	65,270	6,001,446	0.80%	4/13/2012	(30,456)
Credit Suisse Capital, LLC	SPDR Barclays Capital High Yield Bond ETF	147,500	5,977,591	2.30%	4/13/2012	(54,935)
		227,460	$13,387,689			$(95,814)

Direxion Monthly Commodity Bull 2X Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 98.6%
MONEY MARKET FUNDS - 98.6%
4,557,533	Fidelity Institutional Government Portfolio, 0.01%(a)	$4,557,533
4,557,533	Fidelity Institutional Money Market Portfolio, 0.11%(a)	4,557,533
4,557,534	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	4,557,534
32,495,581	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	32,495,581
4,557,533	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	4,557,533
	TOTAL SHORT TERM INVESTMENTS (Cost $50,725,714)	$50,725,714

	TOTAL INVESTMENTS (Cost $50,725,714) - 98.6%	$50,725,714
	Other Assets in Excess of Liabilities - 1.4%	713,041
	TOTAL NET ASSETS - 100.0%	$51,438,755

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2011.
(b) $27,938,047 of this security is held as collateral for swap contracts.

Direxion Monthly Commodity Bull 2X Fund
Long Equity Swap Contracts
May 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Depreciation
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	95,350	$101,672,226	(0.45%)	3/23/2012	$(3,689,441)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	5,000	5,376,575	(0.45%)	4/5/2012	(237,196)
		100,350	$107,048,801			$(3,926,637)

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 88.1%
MONEY MARKET FUNDS - 88.1%
5,271,804	Fidelity Institutional Government Portfolio, 0.01%(a)	$5,271,804
5,271,804	Fidelity Institutional Money Market Portfolio, 0.11%(a)	5,271,804
5,271,804	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	5,271,804
35,638,335	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	35,638,335
5,271,803	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	5,271,803
	TOTAL SHORT TERM INVESTMENTS (Cost $56,725,550)	$56,725,550

	TOTAL INVESTMENTS (Cost $56,725,550) - 88.1%	$56,725,550
	Other Assets in Excess of Liabilities - 11.9%	7,690,016
	TOTAL NET ASSETS - 100.0%	$64,415,566

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2011.
(b) $30,366,532 of this security is held as collateral for swap contracts.

Direxion Monthly Emerging Markets Bull 2X Fund
Long Equity Swap Contracts
May 31, 2011 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	(Depreciation)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	27,600	$1,383,313	(1.05%)	1/27/2012	$(43,774)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	1,877,129	91,888,968	(1.05%)	1/31/2012	(847,741)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	523,220	24,846,137	(1.04%)	1/31/2012	552,016
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	43,400	2,171,302	(1.05%)	2/24/2012	(64,926)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	11,800	577,492	(1.05%)	3/9/2012	(4,786)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	55,700	2,785,000	(1.05%)	4/5/2012	(81,654)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	95,700	4,789,786	(1.05%)	4/9/2012	(145,081)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	19,600	952,750	(1.05%)	4/27/2012	(1,475)
		2,654,149	$129,394,748			$(637,421)

Direxion Monthly Emerging Markets Bear 2X Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 124.4%
MONEY MARKET FUNDS - 124.4%
143,115	Fidelity Institutional Government Portfolio, 0.01%(a)	$143,115
143,115	Fidelity Institutional Money Market Portfolio, 0.11%(a)	143,115
143,114	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	143,114
2,419,906	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	2,419,906
143,114	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	143,114
	TOTAL SHORT TERM INVESTMENTS (Cost $2,992,364)	$2,992,364

	TOTAL INVESTMENTS (Cost $2,992,364) - 124.4%	$2,992,364
	Liabilities in Excess of Other Assets - (24.4%)	(586,500)
	TOTAL NET ASSETS - 100.0%	$2,405,864

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2011.
(b) $2,176,244 of this security is held as collateral for swap contracts.

Direxion Monthly Emerging Markets Bear 2X Fund
Short Equity Swap Contracts
May 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Depreciation
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	3,000	$139,571	(0.10%)	3/9/2012	$(6,080)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	96,080	4,579,994	(0.11%)	3/9/2012	(84,895)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	2,075	97,359	(0.10%)	3/12/2012	(3,385)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	100	4,684	(0.10%)	3/16/2012	(171)
		101,255	$4,821,608			$(94,531)

Direxion Monthly Developed Markets Bull 2X Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS -100.1%
MONEY MARKET FUNDS - 100.1%
621,146	Fidelity Institutional Government Portfolio, 0.01%(a)	$621,146
621,146	Fidelity Institutional Money Market Portfolio, 0.11%(a)	621,146
621,146	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	621,146
1,781,146	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	1,781,146
621,145	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	621,145
	TOTAL SHORT TERM INVESTMENTS (Cost $4,265,729)	$4,265,729

	TOTAL INVESTMENTS (Cost $4,265,729) - 100.1%	$4,265,729
	Liabilities in Excess of Other Assets - (0.1%)	(4,082)
	TOTAL NET ASSETS - 100.0%	$4,261,647

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2011.
(b) $1,160,000 of this security is held as collateral for swap contracts.

Direxion Monthly Developed Markets Bull 2X Fund
Long Equity Swap Contracts
May 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid)/Received	Date	Depreciation
Credit Suisse Capital, LLC	iShares MSCI EAFE Index Fund	137,345	$8,532,043	(0.35%)	11/2/2012	$(10,393)

Direxion Monthly Developed Markets Bear 2X Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 106.5%
MONEY MARKET FUNDS - 106.5%
212,029	Fidelity Institutional Government Portfolio, 0.01%(a)	$212,029
212,029	Fidelity Institutional Money Market Portfolio, 0.11%(a)	212,029
212,029	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	212,029
502,029	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	502,029
212,030	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	212,030
	TOTAL SHORT TERM INVESTMENTS (Cost $1,350,146)	$1,350,146

	TOTAL INVESTMENTS (Cost $1,350,146) - 106.5%	$1,350,146
	Liabilities in Excess of Other Assets - (6.5%)	(82,300)
	TOTAL NET ASSETS - 100.0%	$1,267,846

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2011.
(b) $290,000 of this security is held as collateral for swap contracts.

Direxion Monthly Developed Markets Bear 2X Fund
Short Equity Swap Contracts
May 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Depreciation
Credit Suisse Capital, LLC	iShares MSCI EAFE Index Fund	42,310	$2,556,178	(0.01%)	11/16/2012	$(69,582)

Direxion Monthly China Bull 2X Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 92.1%
MONEY MARKET FUNDS - 92.1%
1,433,588	Fidelity Institutional Government Portfolio, 0.01%(a)	$1,433,588
1,433,588	Fidelity Institutional Money Market Portfolio, 0.11%(a)	1,433,588
1,433,588	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	1,433,588
3,313,588	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	3,313,588
1,433,587	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	1,433,587
	TOTAL SHORT TERM INVESTMENTS (Cost $9,047,939)	$9,047,939

	TOTAL INVESTMENTS (Cost $9,047,939) - 92.1%	$9,047,939
	Other Assets in Excess of Liabilities - 7.9%	774,100
	TOTAL NET ASSETS - 100.0%	$9,822,039

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2011.
(b) $1,880,000 of this security is held as collateral for swap contracts.

Direxion Monthly China Bull 2X Fund
Long Equity Swap Contracts
May 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Appreciation
Credit Suisse Capital, LLC	iShares FTSE/Xinhua China 25 Index Fund	434,059	$19,693,257	0.20%	7/2/2012	$2,717

U.S. Government Money Market Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 100.8%
MONEY MARKET FUNDS - 100.8%
22,130,497	Goldman Sachs Financial Square Government Fund, 0.00% (a)	22,130,497
	TOTAL SHORT TERM INVESTMENTS (Cost $22,130,497)	$22,130,497

	TOTAL INVESTMENTS (Cost $22,130,497) - 100.8%	$22,130,497
	Liabilities in Excess of Other Assets - (0.8%)	(173,901)
	TOTAL NET ASSETS - 100.0%	$21,956,596

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2011.

Evolution Managed Bond Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 96.4%
19,665	AllianceBernstein Global High Income Fund	$301,464
24,907	BlackRock Corporate High Yield Fund VI	299,880
29,407	BlackRock Credit Allocation Income Trust II	301,422
19,442	BlackRock Floating Rate Income Strategies Fund	316,905
45,318	iShares Barclays 1-3 Year Treasury Bond Fund	3,823,480
32,572	iShares Barclays 3-7 Year Treasury Bond Fund	3,825,907
84,693	iShares Barclays 7-10 Year Treasury Bond Fund	8,180,497
89,042	iShares Barclays 20+ Year Treasury Bond Fund	8,609,471
93,897	iShares Barclays Aggregate Bond Fund	10,090,172
33,115	iShares Barclays MBS Bond Fund	3,545,292
47,522	iShares Barclays TIPS Bond Fund	5,268,289
55,956	iShares iBoxx $ High Yield Corporate Bond Fund	5,170,334
25,092	iShares iBoxx $ Investment Grade Corporate Bond Fund	2,796,252
63,292	iShares S&P National AMT-Free Municipal Bond Fund	6,579,203
41,052	MFS Charter Income Trust	387,120
58,361	MFS Government Markets Income Trust	392,770
47,780	MFS Intermediate Income Trust	308,181
44,834	Putnam Premier Income Trust	300,836
74,838	SPDR Barclays Capital International Treasury Bond ETF	4,632,472
17,074	Templeton Emerging Markets Income Fund	301,868
274,871	Vanguard Total Bond Market ETF	22,454,212
19,453	Wells Fargo Advantage Multi-Sector Income Fund	301,522
15,583	Western Asset Emerging Markets Debt Fund	299,349
28,994	Western Asset High Income Fund II	301,248
23,425	Western Asset/Claymore - Linked Opportunities & Income Fund	293,047
	TOTAL INVESTMENT COMPANIES (Cost $84,774,819)	$89,081,193

SHORT TERM INVESTMENTS - 3.6%
MONEY MARKET FUNDS - 3.6%
670,768	Fidelity Institutional Government Portfolio, 0.01%(a)	$670,768
670,768	Fidelity Institutional Money Market Portfolio, 0.11%(a)	670,768
670,768	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	670,768
670,769	Goldman Sachs Financial Square Government Fund, 0.00%(a)	670,769
670,768	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	670,768
	TOTAL SHORT TERM INVESTMENTS (Cost $3,353,841)	$3,353,841

	TOTAL INVESTMENTS (Cost $88,128,660) - 100.0%	$92,435,034
	Liabilities in Excess of Other Assets - (0.0%)^	(31,512)
	TOTAL NET ASSETS - 100.0%	$92,403,522

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2011.
^ Percentage is less than 0.5%.

Evolution Managed Bond Fund
Futures Contracts
May 31, 2011 (Unaudited)

		Unrealized
Contracts		Appreciation
37	U.S. Long Bond Index Future
	Expiring September 2011 (Underlying Face Amount at Market Value $4,618,063)	$4,468

Evolution All-Cap Equity Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 81.0%
Administrative and Support Services - 0.7%
1,900	Lender Processing Services, Inc.	$50,502
1,604	Portfolio Recovery Associates, Inc. (a)	138,939
2,025	Websense, Inc. (a)	50,321
		239,762
Air Transportation - 0.0%
195	Atlas Air Worldwide Holdings, Inc. (a)	12,342

Ambulatory Health Care Services - 0.2%
586	Davita, Inc. (a)	49,253

Amusement, Gambling, and Recreation Industries - 0.3%
2,946	Ameristar Casinos, Inc.	66,167
478	Six Flags Entertainment Corp.	38,097
		104,264
Apparel Manufacturing - 0.1%
309	Under Armour, Inc. - Class A (a)	20,141

Beverage and Tobacco Product Manufacturing - 0.2%
592	Lorillard, Inc.	68,246

Broadcasting (except Internet) - 0.3%
1,558	Belo Corp. (a)	12,370
2,504	CBS Corp - Class B	69,987
4,012	Sinclair Broadcast Group, Inc.	38,595
		120,952
Chemical Manufacturing - 6.3%
518	Celanese Corp.	26,983
35,222	Depomed, Inc. (a)	321,225
7,683	Elan Corp. PLC ADR (Ireland) (a)	73,526
1,139	Innospec, Inc.	38,601
1,028	InterMune, Inc.	38,242
11,168	Jazz Pharmaceuticals, Inc. (a)	327,111
4,538	Kraton Performance Polymers (a)	174,531
6,682	LSB Industries, Inc. (a)	316,326
17,902	Medicines Co. (a)	342,107
305	Mosaic Co.	21,609
2,922	Olin Corp.	70,187
1,611	Perrigo Co.	137,837
7,834	Revlon, Inc. (a)	138,035
675	Westlake Chemical Corp.	37,868
		2,064,188
Clothing and Clothing Accessories Stores - 2.6%
270	Abercrombie & Fitch Co.	20,458
6,869	Genesco, Inc. (a)	309,036
6,271	Ross Stores, Inc.	513,971
		843,465
Computer and Electronic Product Manufacturing - 12.3%
545	Altera Corp.	26,209
222	American Science & Engineering, Inc.	19,210
1,677	Caliper Life Sciences, Inc. (a)	12,024
20,855	Cirrus Logic, Inc. (a)	343,065
10,260	Dell, Inc. (a)	164,981
668	Fairchild Semiconductor International (a)	12,051
5,921	FLIR Systems, Inc.	214,044
1,308	IDT Corp.	38,586
6,094	Integrated Device Technology (a)	51,129
294	International Business Machines	49,665
584	Loral Space & Communications Ltd.	38,848
40,188	LTX-Credence Corp. (a)	381,786
37,712	Micron Technology, Inc. (a)	384,662
43,349	Mindspeed Technologies, Inc. (a)	376,703
14,517	MKS Instrument, Inc.	381,797
3,964	Netapp, Inc. (a)	217,108
11,366	NVIDIA Corp. (a)	227,775
1,262	Photronics, Inc. (a)	12,671
2,458	Pulse Electronics Corp.	12,093
12,602	Seagate Technology PLC (Ireland)	211,714
572	Sunpower Corp. (a)	12,046
4,642	Telefonaktiebolaget LM Ericsson ADR (Sweden)	68,887
24,020	Teradyne, Inc. (a)	384,560
6,756	Veeco Instruments Inc. (a)	389,078
		4,030,692
Credit Intermediation and Related Activities - 0.4%
647	EZCORP, Inc. (a)	21,215
519	First Cash Financial Services, Inc. (a)	21,668
1,163	SVB Financial Group (a)	69,059
929	Viewpoint Financial Group, Inc.	12,105
		124,047
Data Processing, Hosting and Related Services - 1.4%
11,825	Ciena Corp. (a)	316,319
2,866	DST Systems, Inc.	144,074
		460,393
Electrical Equipment, Appliance, and Component Manufacturing - 0.2%
367	Irobot Corp. (a)	12,331
3,715	Zagg, Inc.	38,190
		50,521
Fabricated Metal Product Manufacturing - 1.9%
2,807	Crane Co.	138,077
268	Lincoln Electric Holdings, Inc.	20,006
6,584	Sun Hydraulics Corp.	318,863
3,738	The Shaw Group, Inc. (a)	136,549
		613,495
Food and Beverage Stores - 0.5%
3,583	United Natural Foods, Inc. (a)	155,896

Food Manufacturing - 1.9%
1,136	Darling International, Inc. (a)	21,754
4,161	Diamond Foods, Inc.	309,703
833	Green Mountain Coffee Roasters, Inc. (a)	68,614
775	Ralcorp Holdings, Inc. (a)	68,154
6,664	Smithfield Foods, Inc. (a)	139,611
		607,836
Food Services and Drinking Places - 0.2%
1,937	Brinker International, Inc.	49,936

Funds, Trusts, and Other Financial Vehicles - 0.4%
3,924	Centene Corp. (a)	136,555

Furniture and Related Product Manufacturing - 0.2%
1,074	Herman Miller, Inc.	26,957
1,559	Select Comfort Corp. (a)	25,474
		52,431
General Merchandise Stores - 5.7%
993	99 Cents Only Stores (a)	20,515
1,542	Big Lots, Inc. (a)	51,518
2,586	Costco Wholesale Corp.	213,293
8,108	Dollar Tree, Inc. (a)	516,804
9,228	Family Dollar Stores, Inc.	514,369
8,504	Tractor Supply Co.	537,113
		1,853,612
Health and Personal Care Stores - 2.7%
4,174	McKesson Corp.	357,336
218	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	12,204
12,849	Vitamin Shoppe, Inc. (a)	523,340
		892,880
Hospitals - 1.2%
539	Amerigroup Corp.	38,220
6,251	IPC The Hospitalist Company, Inc. (a)	317,426
1,184	Lifepoint Hospitals, Inc. (a)	49,728
		405,374
Insurance Carriers and Related Activities - 3.7%
4,715	Aetna Inc.	205,951
3,424	Gallagher Arthur J & Co.	98,303
4,300	Health Net, Inc. (a)	137,987
4,446	Marsh & Mclennan Companies, Inc.	136,359
7,619	Molina Healthcare, Inc. (a)	207,085
5,987	Reinsurance Group America, Inc.	380,354
800	Travelers Companies, Inc.	49,664
		1,215,703
Leather and Allied Product Manufacturing - 0.0%
364	Timberland Co. (a)	11,892

Machinery Manufacturing - 4.3%
676	ASML Holding N. V. - ADR (Netherlands)	26,371
2,888	Barnes Group, Inc.	69,630
28,503	Brooks Automation, Inc. (a)	323,224
7,012	General Electric Co.	137,716
521	Graco, Inc.	26,342
291	Joy Global, Inc.	26,088
64,429	Kulicke & Soffa Industries, Inc. (a)	782,812
315	Lindsay Corp.	21,130
		1,413,313
Management of Companies and Enterprises - 0.4%
4,119	Echostar Corp. (a)	138,769

Merchant Wholesalers, Durable Goods - 3.5%
333	Kaman Corp.	12,015
11,712	MWI Veterinary Supply, Inc. (a)	987,321
4,714	PSS World Medical, Inc. (a)	137,743
		1,137,079
Merchant Wholesalers, Nondurable Goods - 0.8%
3,433	Andersons, Inc.	148,752
1,724	Herbalife Ltd.	97,027
155	Polo Ralph Lauren Corp.	19,649
		265,428
Mining (except Oil and Gas) - 2.2%
353	Alliance Resource Partners, L.P.	25,730
507	Freeport-McMoRan Copper & Gold, Inc.	26,182
14,357	James River Coal Co. (a)	314,705
3,395	Pilot Gold (Canada) (a)	10,827
8,580	Silver Wheaton Corp. (Canada)	315,315
213	Walter Energy, Inc.	26,529
		719,288
Miscellaneous Manufacturing - 3.4%
647	Abiomed, Inc. (a)	12,151
2,263	American Medical Systems Holdings, Inc. (a)	67,754
1,237	C.R. Bard, Inc.	138,272
2,154	NewMarket Corp.	375,270
9,246	Orthofix International N. V. (a)	377,514
2,010	Zimmer Holdings, Inc. (a)	136,197
		1,107,158
Motor Vehicle and Parts Dealers - 1.6%
1,817	AutoZone, Inc. (a)	534,198

Nonstore Retailers - 0.2%
1,928	IAC/InterActiveCorp (a)	70,912

Nursing and Residential Care Facilities - 1.0%
9,508	Assisted Living Concepts, Inc. (a)	318,994
407	Ensign Group, Inc.	12,169
		331,163
Oil and Gas Extraction - 1.5%
28,532	Bronco Drilling Co, Inc. (a)	313,567
5,379	Callon Petroleum Company	38,352
336	Helmerich & Payne, Inc.	21,060
1,277	Marathon Oil Corp.	69,175
1,478	W&T Offshore, Inc.	38,280
		480,434
Other Information Services - 0.8%
197	Baidu.com, Inc. - ADR (China) (a)	26,735
8,001	Expedia Inc.	224,108
941	NIC, Inc.	12,289
		263,132
Paper Manufacturing - 0.5%
1,500	Buckeye Technologies, Inc.	38,205
2,222	International Paper Co.	69,371
2,874	Mercer International, Inc.	39,460
		147,036
Petroleum and Coal Products Manufacturing - 0.2%
827	Exxon Mobil Corp.	69,030

Pipeline Transportation - 0.6%
1,508	ONEOK, Inc.	107,204
2,657	WGL Holdings, Inc.	104,287
		211,491
Professional, Scientific, and Technical Services - 3.0%
437	Athenahealth, Inc. (a)	19,564
191	CACI International, Inc. (a)	12,192
1,055	Exelixis, Inc. (a)	12,270
33,603	Gerber Scientific, Inc. (a)	325,613
576	Intralinks Holdings, Inc. (a)	11,894
386	Jack Henry & Associates, Inc.	12,059
510	Medidata Solutions, Inc. (a)	11,725
1,047	Omnicom Group, Inc.	48,968
50	Priceline.com Incorporated (a)	25,760
10,590	Teledyne Technologies, Inc. (a)	519,969
		1,000,014
Publishing Industries (except Internet) - 1.8%
8,103	Broadsoft, Inc. (a)	320,392
3,893	Intuit (a)	210,105
382	Kenexa Corp. (a)	12,079
362	Microstrategy, Inc. (a)	52,921
		595,497
Real Estate - 0.4%
2,832	AMB Property Corp. (b)	104,756
949	CB Richard Ellis Group, Inc. - Class A (a)	25,082
		129,838
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.4%
3,921	Federated Investments Inc.	100,495
166	IntercontinentalExchange, Inc. (a)	20,028
		120,523
Social Assistance - 1.6%
13,754	RehabCare Group, Inc. (a)	516,875

Sporting Goods, Hobby, Book, and Music Stores - 0.9%
7,803	Dicks Sporting Goods, Inc. (a)	310,091

Support Activities for Mining - 0.2%
2,542	RPC, Inc.	64,008

Support Activities for Transportation - 0.6%
2,643	C.H. Robinson Worldwide, Inc.	212,021

Telecommunications - 3.2%
4,325	DirecTv (a)	217,375
2,294	Dish Network Corp. (a)	69,462
28,948	MetroPCS Communications, Inc. (a)	518,169
649	Oplink Communications, Inc. (a)	11,994
6,799	Virgin Media, Inc.	221,783
		1,038,783
Transportation Equipment Manufacturing - 0.5%
327	Lockheed Martin Corp.	25,473
2,626	Titan International Inc.	72,189
466	TRW Automotive Holdings Corp. (a)	26,501
370	WABCO Holdings Inc. (a)	25,364
		149,527
Utilities - 3.8%
2,534	Allete, Inc.	101,056
3,003	Atmos Energy Corp.	100,150
1,987	Consolidated Edison, Inc.	105,430
3,385	DPL, Inc.	102,125
1,829	Nextera Energy, Inc.	105,991
5,409	Pepco Holdings, Inc.	108,018
3,285	Piedmont Natural Gas, Inc.	103,379
2,366	Pinnacle West Cap Corp.	107,085
6,268	PNM Resource, Inc.	103,610
2,182	Progress Energy, Inc.	103,907
5,414	Teco Energy, Inc.	103,949
3,664	Vectren Corp.	103,398
		1,248,098
Wholesale Electronic Markets and Agents and Brokers - 0.2%
1,059	Tech Data Corp. (a)	50,165
	TOTAL COMMON STOCKS (Cost $25,343,639)	$26,507,747

INVESTMENT COMPANIES - 8.9%
7,673	iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	855,079
8,917	iShares Barclays 20+ Year Treasury Bond Fund (a)	862,185
6,636	iShares MSCI BRIC Index Fund	324,102
10,461	Vanguard Total Bond Market ETF	854,559
	TOTAL INVESTMENT COMPANIES (Cost $2,840,416)	$2,895,925

SHORT TERM INVESTMENTS - 8.7%
MONEY MARKET FUNDS - 8.7%
568,954	Fidelity Institutional Government Portfolio, 0.01%(b)	$568,954
568,954	Fidelity Institutional Money Market Portfolio, 0.11%(b)	568,954
568,955	Goldman Sachs Financial Square Federal Fund, 0.00%(b)	568,955
568,955	Goldman Sachs Financial Square Government Fund, 0.00%(b)	568,955
568,955	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(b)	568,955
	TOTAL SHORT TERM INVESTMENTS (Cost $2,844,773)	$2,844,773

	Total Investments (Cost $31,028,828) - 98.6%	$32,248,445
	Other Assets in Excess of Liabilities - 1.4%	447,116
	TOTAL NET ASSETS - 100.0%	$32,695,561

Percentages are stated as a percent of net assets.
(a) Non income producing
(b) Represents annualized seven-day yield at May 31, 2011.

Evolution All-Cap Equity Fund
Short Futures Contracts
May 31, 2011 (Unaudited)

		Unrealized
Contracts		Depreciation
34	E-Mini S&P 500 Futures
	Expiring June 2011 (Underlying Face Amount at Market Value $2,284,800)	$(145)

Evolution Market Leaders Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 0.0%^
Chemical Manufacturing - 0.0%
1	Inter Parfums, Inc.	$22
	TOTAL COMMON STOCKS (Cost $7)	$22

INVESTMENT COMPANIES - 74.7%
89,114	First Trust Consumer Staples AlphaDEX Fund	$2,259,040
48,793	First Trust Health Care AlphaDEX Fund	1,481,355
55,418	First Trust NYSE Arca Biotechnology Index Fund	2,466,101
68,803	iShares Dow Jones U.S. Healthcare Providers Index Fund	4,538,934
13,862	iShares Dow Jones U.S. Medical Devices Index Fund	952,874
56,222	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	3,592,023
37,998	iShares iBoxx $ High Yield Corporate Bond Fund	3,511,015
24,815	iShares iBoxx $ Investment Grade Bond Fund	2,765,384
23,506	iShares Morningstar Small Core Index Fund	2,291,788
11,588	iShares Morningstar Small Growth Index Fund	1,086,062
1	iShares MSCI All Peru Capped Index Fund	44
78,413	iShares Russell 2000 Growth Index Fund	7,598,220
51,662	iShares S&P MidCap 400 Growth Index Fund	5,834,706
110,360	iShares S&P SmallCap 600 Growth Index Fund	9,081,171
143,913	PowerShares Dynamic Oil & Gas Services Portfolio	3,570,482
119,523	Rydex S&P Midcap 400 Pure Growth ETF	10,674,599
205,988	Schwab U.S. Small Cap ETF	7,741,029
85,955	SPDR Barclays Capital High Yield Bond ETF	3,513,840
88,889	SPDR Barclays Capital Short Term International Treasury Bond ETF	3,489,773
56,886	SPDR DB International Government Inflation-Protected Bond ETF	3,543,998
10,116	SPDR S&P 600 Small Cap Growth ETF	1,246,322
4,683	SPDR S&P Biotech ETF	352,349
89,700	SPDR S&P Homebuilders ETF	1,695,330
44,300	SPDR S&P Oil & Gas Exploration & Production ETF	2,697,870
33,800	Vanguard Long-Term Bond ETF	2,774,639
17,335	Vanguard Long-Term Corporate Bond ETF	1,390,267
76,216	Vanguard Mid-Cap Growth ETF	5,275,672
120,790	Vanguard Small-Cap Growth ETF	10,589,659
	TOTAL INVESTMENT COMPANIES (Cost $97,247,348)	$106,014,546

SHORT TERM INVESTMENTS - 25.9%
MONEY MARKET FUNDS - 25.9%
7,351,967	Fidelity Institutional Government Portfolio, 0.01%(a)	$7,351,967
7,351,967	Fidelity Institutional Money Market Portfolio, 0.11%(a)	7,351,967
7,351,967	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	7,351,967
7,351,967	Goldman Sachs Financial Square Government Fund, 0.00%(a)	7,351,967
7,351,966	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	7,351,966
	TOTAL SHORT TERM INVESTMENTS (Cost $36,759,834)	$36,759,834

	TOTAL INVESTMENTS (Cost $134,007,189) - 100.6%	$142,774,402
	Liabilities in Excess of Other Assets - (0.6%)	(846,959)
	TOTAL NET ASSETS - 100.0%	$141,927,443

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2011.
^ Percentage is less than 0.5%.

Evolution Alternative Investment Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 71.1%
1,800	Biotech HOLDRs Trust	$190,458
8,100	Consumer Discretionary Select Sector SPDR Fund	327,645
62,607	Diamond Hill Long-Short Fund	1,063,699
22,647	Driehaus Active Income Fund	254,773
22,316	DWS Disciplined Market Neutral Fund	206,873
43,885	First Trust Consumer Discretionary AlphaDEX Fund	965,909
3,600	First Trust Dow Jones Internet Index Fund	132,912
12,300	First Trust Energy AlphaDEX Fund	294,831
10,400	First Trust Health Care AlphaDEX Fund	315,744
36,700	First Trust ISE Water Index Fund	861,349
49,400	First Trust Materials AlphaDEX Fund	1,274,520
13,400	First Trust NYSE Arca Biotechnology Index Fund	596,300
41,200	First Trust S&P REIT Index Fund	687,628
31,895	Gateway Fund	857,669
61,000	Guggenheim S&P Global Water ETF	1,349,320
39,168	Guggenheim Timber Index ETF	876,580
61,811	Hatteras Alpha Hedged Strategies Fund	668,178
9,000	Health Care Select Sector SPDR Fund	325,080
29,782	Highbridge Statistical Market Neutral Fund	455,371
111,265	Highland Long/Short Equity Fund	1,268,426
12,500	Industrial Select Sector SPDR Fund	470,625
14,000	iShares Cohen & Steers Realty Majors Index Fund	1,058,680
3,600	iShares Dow Jones U.S. Basic Materials Sector Index Fund	291,096
3,120	iShares Dow Jones U.S. Industrial Sector Index Fund	221,926
18,600	iShares Dow Jones U.S. Real Estate Index Fund	1,168,080
26,800	iShares Dow Jones U.S. Telecommunications Sector Index Fund	687,420
9,300	iShares Dow Jones U.S. Transportation Average Index Fund	922,467
17,700	iShares Dow Jones U.S. Aerospace & Defense Index Fund	1,142,004
10,300	iShares Dow Jones U.S. Consumer Services Sector Index Fund	758,698
6,300	iShares Dow Jones U.S. Energy Sector Index Fund	277,326
13,600	iShares Dow Jones U.S. Healthcare Providers Index	897,192
4,100	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	293,765
8,600	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	549,454
18,700	iShares FTSE NAREIT Residential Plus Capped Index Fund	833,085
2,500	iShares Nasdaq Biotechnology Index Fund	273,400
11,000	iShares S&P Global Healthcare Sector Index Fund	659,230
2,600	iShares S&P Global Materials Index Fund	193,544
3,900	iShares S&P Global Telecommunications Sector Index Fund	244,920
19,600	iShares S&P North American Natural Resources Sector Index	880,628
2,300	iShares S&P North American Technology-Software Index Fund	149,293
20,265	Managers AMG FQ Global Alternative Fund	202,444
3,100	Market Vectors Agribusiness ETF	171,988
26,600	Market Vectors Uranium+Nuclear Energy ETF	603,820
4,400	Materials Select Sector SPDR Trust	174,900
122,493	MutualHedge Frontier Legends Fund	1,260,456
20,823	Permanent Portfolio	1,018,253
14,900	PowerShares Aerospace & Defense Portfolio	301,427
22,853	PowerShares Dynamic Basic Materials Sector Portfolio	910,464
6,900	PowerShares Dynamic Energy Sector Portfolio	295,230
25,900	PowerShares Dynamic Leisure and Entertainment Portfolio	513,338
35,800	PowerShares Dynamic Media Portfolio	554,542
4,200	PowerShares Dynamic Networking Portfolio	120,540
18,900	PowerShares Dynamic Oil & Gas Services Portfolio	468,909
35,400	PowerShares Global Water Portfolio	740,568
55,524	Schooner Fund	1,283,724
17,293	Sierra Core Retirement Fund	408,630
10,000	SPDR Dow Jones Reit ETF	694,400
3,400	SPDR Oil & Gas Equipment & Services ETF	142,766
10,800	SPDR S&P Biotech ETF	812,592
8,600	SPDR Metals & Mining ETF	617,652
8,400	SPDR S&P Oil & Gas Exploration & Production ETF	511,560
17,477	SPDR S&P Retail ETF	946,205
38,400	Telecom HOLDRs Trust	1,156,224
164,221	TFS Market Neutral Fund	2,548,704
2,489	Ultra Oil & Gas ProShares	142,794
24,400	UltraShort Basic Materials ProShares	405,528
10,800	UltraShort Consumer Services ProShares	192,240
1,800	UltraShort Industrials ProShares	76,302
2,800	UltraShort Oil & Gas ProShares	77,448
6,600	UltraShort Semiconductor ProShares	299,574
7,000	UltraShort Technology ProShares	385,560
4,606	Vanguard Materials ETF	401,321
6,200	Vanguard REIT ETF	388,616
12,700	Vanguard Telecommunication Services ETF	922,020
94,283	Wasatch-1st Source Long/Short Fund	1,279,420
	TOTAL INVESTMENT COMPANIES (Cost $44,238,206)	$45,976,257

SHORT TERM INVESTMENTS - 31.0%
MONEY MARKET FUNDS - 31.0%
4,012,976	Fidelity Institutional Government Portfolio, 0.01%(a)	$4,012,976
4,012,976	Fidelity Institutional Money Market Portfolio, 0.11%(a)	4,012,976
4,012,976	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	4,012,976
4,012,976	Goldman Sachs Financial Square Government Fund, 0.00%(a)	4,012,976
4,012,976	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	4,012,976
	TOTAL SHORT TERM INVESTMENTS (Cost $20,064,880)	$20,064,880

	TOTAL INVESTMENTS (Cost $64,303,086) - 102.1%	$66,041,137
	Liabilities in Excess of Other Assets - (2.1%)	(1,377,011)
	TOTAL NET ASSETS - 100.00%	$64,664,126

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2011.

Evolution Alternative Investment Fund
Short Futures Contracts
May 31, 2011 (Unaudited)

		Unrealized
Contracts		Depreciation
81	E-Mini S&P 500 Futures
	Expiring June 2011 (Underlying Face Amount at Market Value $5,443,200)	$(28,844)

HCM Freedom Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 95.3%
334,821	Columbia Floating Rate Fund	$3,036,830
717,703	Delaware High-Yield Opportunities Fund	3,057,416
231,236	Forward Select Income Fund	5,561,235
774,989	MFS High Yield Opportunities Fund	5,099,429
277,778	Principal Preferred Securities Fund	2,850,000
110,391	TCW Total Return Bond Fund	1,100,598
576,071	Western Asset High Yield Portfolio	5,271,052
	TOTAL INVESTMENT COMPANIES (Cost $25,404,527)	$25,976,560

Shares
SHORT TERM INVESTMENTS - 4.7%
MONEY MARKET FUNDS - 4.7%
259,049	Fidelity Institutional Government Portfolio, 0.01%(a)	$259,049
259,049	Fidelity Institutional Money Market Portfolio, 0.11%(a)	259,049
259,049	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	259,049
259,048	Goldman Sachs Financial Square Government Fund, 0.00%(a)	259,048
259,048	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	259,048
	TOTAL SHORT TERM INVESTMENTS (Cost $1,295,243)	$1,295,243

	TOTAL INVESTMENTS (Cost $26,699,770) - 100.0%	$27,271,803
	Liabilities in Excess of Other Assets - (0.0)%^	(5,684)
	TOTAL NET ASSETS - 100.0%	$27,266,119

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2011.
^ Percentage is less that 0.5%.

Spectrum Select Alternative Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 76.1%
520,183	DoubleLine Total Return Bond Fund	$5,784,437
285,714	Harbor Bond Fund	3,545,714
416,172	Metropolitan West Strategic Income Fund	3,425,094
199,039	Nuveen High Yield Municipal Bond Fund	2,901,990
1,055,978	Oppenheimer Senior Floating Rate Fund	8,849,094
866,009	Putnam Diversified Income Trust	7,049,312
211,049	The Merger Fund	3,435,878
943,396	Western Asset High Yield Portfolio	8,632,076
	TOTAL INVESTMENT COMPANIES (Cost $43,256,763)	$43,623,595

SHORT TERM INVESTMENTS - 29.6%
MONEY MARKET FUNDS - 29.6%
3,193,507	Fidelity Institutional Government Portfolio, 0.01%(a)	$3,193,507
3,193,507	Fidelity Institutional Money Market Portfolio, 0.11%(a)	3,193,507
3,193,506	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	3,193,506
4,213,506	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	4,213,506
3,193,506	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	3,193,506
	TOTAL SHORT TERM INVESTMENTS (Cost $16,987,532)	$16,987,532

	Total Investments (Cost $60,244,295) - 105.7%	$60,611,127
	Liabilities in Excess of Other Assets - (5.7%)	(3,242,537)
	TOTAL NET ASSETS - 100.0%	$57,368,590

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2011.
(b) $1,020,000 of this security is held as collateral for swap contracts.

Spectrum Select Alternative Fund
Long Equity Swap Contracts
May 31, 2011 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	(Depreciation)
Credit Suisse Capital, LLC	Guggenheim Multi-Asset Income ETF	132,000	$2,897,544	(0.20%)	9/6/2011	$7,459
Credit Suisse Capital, LLC	iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund	15,700	1,740,302	(0.40%)	9/6/2011	(488)
Credit Suisse Capital, LLC	iShares JP Morgan USD Emerging Markets Bond Fund	27,000	2,907,131	(0.40%)	9/6/2011	37,652
Credit Suisse Capital, LLC	iShares MSCI Emerging Markets Index Fund	60,000	2,910,546	(0.20%)	9/6/2011	1,254
Credit Suisse Capital, LLC	WisdomTree Dreyfus Chinese Yuan Fund	181,000	4,609,084	(0.40%)	9/6/2011	222
		415,700	$15,064,607			$46,099

Spectrum Global Perspective Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 90.4%
44,500	iShares FTSE China 25 Index Fund	$2,018,965
125,000	iShares MSCI EAFE Index Fund	7,757,500
434,000	iShares MSCI Emerging Markets Index Fund	21,070,700
33,000	iShares MSCI South Korea Index Fund	2,178,330
64,500	Market Vectors Indonesia Index ETF	2,033,685
	TOTAL INVESTMENT COMPANIES (Cost $34,291,040)	$35,059,180

SHORT TERM INVESTMENTS - 49.7%
MONEY MARKET FUNDS - 49.7%
3,855,870	Fidelity Institutional Government Portfolio, 0.01%(a)	$3,855,870
3,855,870	Fidelity Institutional Money Market Portfolio, 0.11%(a)	3,855,870
3,855,870	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	3,855,870
3,855,870	Goldman Sachs Financial Square Government Fund, 0.00%(a)	3,855,870
3,855,870	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	3,855,870
	TOTAL SHORT TERM INVESTMENTS (Cost $19,279,350)	$19,279,350

	TOTAL INVESTMENTS (Cost $53,570,390) - 140.1%	$54,338,530
	Liabilities in Excess of Other Assets - (40.1%)	(15,567,182)
	TOTAL NET ASSETS - 100.0%	$38,771,348

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2011.

Spectrum Equity Opportunity Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 11.6%
Ambulatory Health Care Services - 0.2%
1,041	Omnicare, Inc.	$32,729

Beverage and Tobacco Product Manufacturing - 0.2%
882	Reynolds American, Inc.	35,086

Chemical Manufacturing - 0.8%
3,832	Ariad Pharmaceuticals, Inc. (a)	33,262
830	Georgia Gulf Corp. (a)	23,522
362	Perrigo Co.	30,973
351	Shire Pharmaceuticals PLC - ADR (Ireland)	33,552
3,620	Spectrum Pharmaceuticals, Inc. (a)	34,462
		155,771
Clothing and Clothing Accessories Stores - 2.1%
2,511	Dillard's, Inc.	141,093
5,166	Finish Line, Inc.	119,128
4,985	Foot Locker, Inc.	124,326
794	Limited Brands, Inc.	31,728
		416,275
Computer and Electronic Product Manufacturing - 1.0%
5,008	Alcatel-Lucent - ADR (France) (a)	28,395
4,015	Ceva, Inc. (a)	137,835
2,680	Silicon Motion Technology Corp. - ADR (Taiwan) (a)	32,696
		198,926
Data Processing, Hosting and Related Services - 0.1%
3,967	Sify Ltd. - ADR (India) (a)	22,493

Food and Beverage Stores - 0.6%
2,573	Ruddick Corp.	113,083

Food Services and Drinking Places - 0.5%
1,919	Cracker Barrel Old Country Store, Inc.	90,922

Funds, Trusts, and Other Financial Vehicles - 0.2%
478	Amerigroup Corp. (a)	33,895

General Merchandise Stores - 0.2%
405	Costco Wholesale Corporation	33,405

Insurance Carriers and Related Activities - 0.2%
430	Humana, Inc. (a)	34,628

Merchant Wholesalers, Durable Goods - 0.7%
588	Covidien Plc (Ireland)	32,340
1,536	United Stationers, Inc.	113,695
		146,035
Merchant Wholesalers, Nondurable Goods - 0.2%
728	Herbalife Ltd. (Cayman Islands)	40,972

Miscellaneous Manufacturing - 0.5%
437	The Cooper Companies, Inc.	32,736
554	Kinetic Concepts, Inc. (a)	32,874
177	Newmarket Corp.	30,837
		96,447
Oil and Gas Extraction - 0.2%
581	Cabot Oil & Gas Corp.	34,134

Paper Manufacturing - 0.6%
4,531	Buckeye Technologies, Inc.	115,405

Personal and Laundry Services - 0.2%
421	Weight Watchers International, Inc.	33,781

Pipeline Transportation - 0.2%
467	ONEOK, Inc.	33,199

Professional, Scientific, and Technical Services - 0.5%
344	Alliance Data Systems Corp. (a)	32,312
835	Moodys Corp.	33,325
59	Priceline Com, Inc. (a)	30,396
		96,033
Real Estate - 1.1%
2,740	Kilroy Realty Corporation	113,628
12,583	MFA Financial, Inc.	103,684
		217,312

Support Activities for Mining - 0.3%
1,062	Basic Energy Services, Inc.	28,886
2,103	Pioneer Drilling Co. (a)	30,788
		59,674
Telecommunications - 0.3%
1,947	MetroPCS Communications, Inc. (a)	34,851
1,993	Rediff.com India Ltd.- ADR (India) (a)	22,202
		57,053
Truck Transportation - 0.6%
3,147	Old Dominion Freight Line, Inc. (a)	117,478

Wood Product Manufacturing - 0.1%
846	Leucadia National Corp.	29,999
	TOTAL COMMON STOCKS (Cost $2,096,573)	$2,244,735

INVESTMENT COMPANIES - 44.1%
40,000	iShares Dow Jones U.S. Telecommunications Sector Index Fund	1,026,000
14,000	iShares Dow Jones U.S. Medical Devices Index Fund	962,360
81,000	iShares MSCI Emerging Markets Index Fund	3,932,550
17,400	Market Vectors Agribusiness ETF	965,352
30,000	PowerShares Dynamic Healthcare Sector ETF (a)	957,900
10,500	Rydex Consumer Staple ETF	674,776
	INVESTMENT COMPANIES (Cost $8,404,550)	$8,518,938

SHORT TERM INVESTMENTS - 58.1%
MONEY MARKET FUNDS - 58.1%
2,192,375	Fidelity Institutional Government Portfolio, 0.01%(b)	2,192,375
2,192,375	Fidelity Institutional Money Market Portfolio, 0.11%(b)	2,192,375
2,192,375	Goldman Sachs Financial Square Federal Fund, 0.00%(b)	2,192,375
2,462,374	Goldman Sachs Financial Square Government Fund, 0.00%(b)(c)	2,462,374
2,192,374	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(b)	2,192,374
	TOTAL SHORT TERM INVESTMENTS (Cost $11,231,873)	$11,231,873

	Total Investments (Cost $21,732,996) - 113.8%	$21,995,546
	Liabilities in Excess of Other Assets - (13.8%)	(2,671,321)
	TOTAL NET ASSETS - 100.0%	$19,324,225

Percentages are stated as a percent of net assets.
(a) Non income producing
(b) Represents annualized seven-day yield at May 31, 2011.
(c) $270,000 of this security is held as collateral for swap contracts.

Spectrum Equity Opportunity Fund
Futures Contracts
May 31, 2011 (Unaudited)

		Unrealized
Contracts		Appreciation
61	E-Mini NASDAQ 100 Futures
	Expiring June 2011 (Underlying Face Amount at Market Value $2,893,535)	$7,196
29	E-Mini S&P Mid 400 Futures
	Expiring June 2011 (Underlying Face Amount at Market Value $2,900,000)	30,037
		$37,233

Spectrum Equity Opportunity Fund
Long Equity Swap Contracts
May 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid)/Received	Date	Appreciation
Credit Suisse Capital, LLC	SPDR S&P Retail ETF	16,700	$852,346	(0.40%)	9/6/2011	$51,279

VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of May 31, 2011:

Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$12,849,476	$-	$-	$12,849,476
Other Financial Instruments*	$-	$281,493	$-	$281,493

Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$11,444,420	$-	$-	$11,444,420
Other Financial Instruments*	$-	$(794,500)	$-	$(794,500)

Direxion Monthly 10 Year Note Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$30,450,262	$-	$-	$30,450,262
Other Financial Instruments*	$-	$677,026	$-	$677,026

Direxion Monthly 10 Year Note Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$22,563,234	$-	$-	$22,563,234
Other Financial Instruments*	$-	$(431,244)	$-	$(431,244)

Dynamic HY Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$351,803,097	$-	$-	$351,803,097
Short-Term Investments	$94,993,692	$-	$-	$94,993,692
Other Financial Instruments*	$-	$1,808,117	$-	$1,808,117

HY Bear Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$14,289,567	$-	$-	$14,289,567
Other Financial Instruments*	$-	$(95,814)	$-	$(95,814)

Direxion Monthly Commodity Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$50,725,714	$-	$-	$50,725,714
Other Financial Instruments*	$-	$(3,926,637)	$-	$(3,926,637)

Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$56,725,550	$-	$-	$56,725,550
Other Financial Instruments*	$-	$(637,421)	$-	$(637,421)

Direxion Monthly Emerging Markets Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,992,364	$-	$-	$2,992,364
Other Financial Instruments*	$-	$(94,531)	$-	$(94,531)

Direxion Monthly Developed Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$4,265,729	$-	$-	$4,265,729
Other Financial Instruments*	$-	$(10,393)	$-	$(10,393)

Direxion Monthly Developed Markets Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,350,146	$-	$-	$1,350,146
Other Financial Instruments*	$-	$(69,582)	$-	$(69,582)

Direxion Monthly China Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$9,047,939	$-	$-	$9,047,939
Other Financial Instruments*	$-	$2,717	$-	$2,717

U.S. Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$22,130,497	$-	$-	$22,130,497

Evolution Managed Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$89,081,193	$-	$-	$89,081,193
Short-Term Investments	$3,353,841	$-	$-	$3,353,841
Other Financial Instruments*	$4,468	$-	$-	$4,468

Evolution All-Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Equity Securities	$26,507,747	$-	$-	$26,507,747
Investment Companies-Equity	$324,102	$-	$-	$324,102
Investment Companies-Fixed Income	$2,571,823	$-	$-	$2,571,823
Short-Term Investments	$2,844,773	$-	$-	$2,844,773
Other Financial Instruments*	$(145)	$-	$-	$(145)

Evolution Market Leaders Fund
	Level 1	Level 2	Level 3	Total
Equity Securities	$22	$-	$-	$22
Investment Companies-Equity	$85,025,630	$-	$-	$85,025,630
Investment Companies-Fixed Income	$20,988,916	$-	$-	$20,988,916
Short-Term Investments	$36,759,834	$-	$-	$36,759,834

Evolution Alternative Investment Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Equity	$45,721,484	$-	$-	$45,721,484
Investment Companies-Fixed Income	$254,773	$-	$-	$254,773
Short-Term Investments	$20,064,880	$-	$-	$20,064,880
Other Financial Instruments*	$(28,844)	$-	$-	$(28,844)

HCM Freedom Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$25,976,560	$-	$-	$25,976,560
Short-Term Investments	$1,295,243	$-	$-	$1,295,243

Spectrum Select Alternative Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Equity	$6,860,972	$-	$-	$6,860,972
Investment Companies-Fixed Income	$36,762,623	$-	$-	$36,762,623
Short-Term Investments	$16,987,532	$-	$-	$16,987,532
Other Financial Instruments*	$-	$46,099	$-	$46,099

Spectrum Global Perspective Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Equity	$35,059,180	$-	$-	$35,059,180
Short-Term Investments	$19,279,350	$-	$-	$19,279,350

Spectrum Equity Opportunity Fund
	Level 1	Level 2	Level 3	Total
Equity Securities	$2,244,735	$-	$-	$2,244,735
Investment Companies-Equity	$8,518,938	$-	$-	$8,518,938
Short-Term Investments	$11,231,873	$-	$-	$11,231,873
Other Financial Instruments*	$37,233	$51,279	$-	$88,512

For further information regarding industry classification, see the Schedule of Investments.

* Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at May 31, 2011 was as follows*:

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 10 Year Note Bull 2X Fund
Cost of investments	$12,849,476	$11,444,420	$30,450,262
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly 10 Year Note Bear 2X Fund	Dynamic HY Bond Fund	HY Bear Fund
Cost of investments	$22,563,234	$443,878,905	$14,289,567
Gross unrealized appreciation	$0	$2,917,884	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$2,917,884	$0

	Direxion Monthly Commodity Bull 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly Emerging Markets Bear 2X Fund
Cost of investments	$50,725,714	$56,725,550	$2,992,364
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly Developed Markets Bull 2X Fund	Direxion Monthly Developed Markets Bear 2X Fund	Direxion Monthly China Bull 2X Fund
Cost of investments	$4,265,729	$1,350,146	$9,047,939
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	U.S. Government Money Market Fund	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund
Cost of investments	$22,130,497	$89,288,604	$31,705,679
Gross unrealized appreciation	$0	$4,311,586	$1,468,245
Gross unrealized depreciation	$(0)	$(1,165,156)	$(925,479)
Net unrealized appreciation/(depreciation)	$0	$3,146,430	$542,766

	Evolution Market Leaders Fund	Evolution Alternative Investment Fund	HCM Freedom Fund
Cost of investments	$135,114,544	$64,875,804	$26,699,770
Gross unrealized appreciation	$8,962,149	$1,797,866	$573,137
Gross unrealized depreciation	$(1,302,291)	$(632,533)	$(1,104)
Net unrealized appreciation/(depreciation)	$7,659,858	$1,165,333	$572,033

	Spectrum Select Alternative Fund	Spectrum Global Perspective Fund	Spectrum Equity Opportunity Fund
Cost of investments	$60,244,295	$54,649,792	$21,732,996
Gross unrealized appreciation	$382,800	$768,140	$328,997
Gross unrealized depreciation	$(15,968)	$(1,079,402)	$(66,447)
Net unrealized appreciation/(depreciation)	$366,832	$(311,262)	$262,550

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)   /s/ Daniel D. O’Neill
                                                   Daniel D. O’Neill, President

Date     7/28/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Daniel D. O’Neill
                                                   Daniel D. O’Neill, President

Date     7/28/2011

By (Signature and Title)   /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Principal Financial Officer

Date     7/28/2011